Share capital	12 Months Ended
Dec. 31, 2017
Disclosure Of Share capital [Abstract]
Disclosure of issued capital [text block]
Note 26	Share capital

Issued share capital	2017	2016
Common stock (amounts in US$ ‘000)	61	60
The share capital is distributed as follows:
Common shares, of nominal US$ 0.001	60,596,219	59,940,881
Total common shares in issue	60,596,219	59,940,881

Authorised share capital
US$ per share	0.001	0.001

Number of common shares (US$ 0.001 each)	5,171,949,000	5,171,949,000
Amount in US$	5,171,949	5,171,949

Details regarding the share capital of the Company are set out below:

Common shares

As of 31 December 2017, the outstanding common shares confer the following rights on the holder:

•	the right to one vote per share;
•	ranking pari passu, the right to any dividend declared and payable on common shares;

		Shares	Shares
		issued	closing	US$(000)
GeoPark common shares history	Date	(millions)	(millions)	Closing
Shares outstanding at the end of 2015			59.5	59
Stock awards	Feb 2016	0.4	59.9	60
Stock awards	Dec 2016	0.5	60.4	60
Stock awards	Dec 2016	0.1	60.5	60
Buyback program	Dec 2016	(0.6)	59.9	60
Shares outstanding at the end of 2016			59.9	60
Stock awards	Jan 2017	0.1	60.0	60
Stock awards	Dec 2017	0.1	60.1	60
Stock awards	Dec 2017	0.5	60.6	61
Shares outstanding at the end of 2017			60.6	61

Stock Award Program and Other Share Based Payments

On 14 December 2017, 490,000 common shares were allotted to the trustee of the Employee Beneficiary Trust (“EBT”), generating a share premium of US$ 2,513,000.

On 15 December 2016, 379,500 common shares were allotted to the trustee of the Employee Beneficiary Trust (“EBT”), generating a share premium of US$ 3,940,000.

On 12 November 2015 and 22 December 2015, 817,600 and 478,000 common shares were allotted to the trustee of the Employee Beneficiary Trust (“EBT”), generating a share premium of US$ 11,359,000 and US$ 3,577,000, respectively.

In January 2017, 82,306 shares were issued to key management as bonus compensation, generating a share premium of US$ 332,000.

On 8 February 2016, 468,405 shares were issued to Executive Directors and key management as bonus compensation, generating a share premium of US$ 1,512,000.

On 13 September 2017, 12,546 shares were issued pursuant to a consulting agreement for services rendered to GeoPark Limited generating a share premium of US$ 43,000.

On 6 September 2016, 8,333 shares were issued pursuant to a consulting agreement for services rendered to GeoPark Limited generating a share premium of US$ 38,000.

On 30 November 2015, 720,000 new common shares were issued to the Executive Directors, generating a share premium of US$ 7,309,000.

During 2017, the Company issued 70,485 (137,897 in 2016 and 99,555 in 2015) shares to Non-Executive Directors in accordance with contracts as compensation, generating a share premium of US$ 257,000 (US$  541,848 in 2016 and US$ 486,692 in 2015). The amount of shares issued is determined considering the contractual compensation and the fair value of the shares for each relevant period.

Buyback Program

On 19 December 2014, the Company approved a program to repurchase up to US$ 10,000,000 of common shares, par value US$ 0.001 per share of the Company (the “Repurchase Program”). The Repurchase Program began on 19 December 2014 and was resumed on 14 April 2015 and then on 10 June 2015, expiring on 18 August 2015. During 2016, the Repurchase Program began on 6 April 2016 and then was resumed during the year until November 2016. The Shares repurchased will be used to offset, in part, any expected dilution effects resulting from the Group’s employee incentive schemes, including grants under the Company’s Stock Award Plan and the Limited Non-Executive Director Plan. In 2017, no shares were repurchased. During 2016 and 2015, the Company purchased 588,868 and 370,074 73,082 common shares for a total amount of US$  1,991,000 and US$  1,615,000, respectively. These transactions had no impact on the Group’s results.